Leases	6 Months Ended
Jun. 30, 2022
Leases [Abstract]
Leases
10.	LEASES
The Company had a space and facility sharing arrangement with the Parent to use the equipment owned by the Parent and the spaces leased by the Parent as its administrative and sales office, research and development laboratory, and production and engineering facilities. Effective May 1, 2022, the Parent assigned to the Company the office lease that covers all facilities that the Company uses in its operations

(see Note 14). For the period from January 1, 2022 until May 1, 2022 and the six months ended June 30, 2021, the Company paid the Parent an average monthly fee to share the facilities of $43 and $42, respectively. The current lease has an expiration date of June 30, 2024, with a single option to extend the lease for 60 months that the Company determined it is reasonably certain to exercise. The Company had no leases that were classified as a financing lease as of June 30, 2022.
In addition, the Company is responsible for variable utilities and common expenses for the facility incurred by the landlord.
Rent expense under ASC 842 for the six months ended June 30, 2022 amounted to $278.
Future maturing operating lease payments as of June 30, 2022 are as follows:

Amount
Year Ending December 31:
2022 (remaining six months)	$264
2023	540
2024	565
2025	586
2026	604
2027 and thereafter	1,588

Total future minimum lease payments	4,147
Less: interest	(981)

Present value of future minimum lease payments under operating lease liabilities	$3,166

Operating lease disclosures for the Company’s single operating lease are as follows:

June 30, 2022
Remaining lease term under operating ROU leases (in years)	7.0
Discount rate for operating lease liabilities	7.9%